Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Stock issuance cost		$ 2
Warrants net of issuance costs	$ 756